Vessels, net - Consolidated Statement of Financial Position (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 87,320
Additions	1,031
Depreciation and amortization	(2,764)
Balance	85,587
Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	87,320
Additions	1,031
Depreciation and amortization	(2,764)
Balance	85,587
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	179,401
Additions	26
Balance	179,427
Vessels | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(92,702)
Depreciation and amortization	(2,270)
Balance	(94,972)
Dry docking | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,830
Additions	1,005
Balance	5,835
Dry docking | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(4,209)
Depreciation and amortization	(494)
Balance	$ (4,703)